ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	22.40%	18.10%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	16.30%	18.60%
Customer C
Disclosure of major customers [line items]
Percentage of total net sales	7.60%	10.70%